CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
REVENUE:
Oil and gas sales	$ 114,659		$ 58,726	$ 26,974
Gas transportation, gathering and processing	13,040		494	163
Oil field services	12,333		7,149	1,222
Other revenue	324		86	250
Total revenue	140,356		66,455	28,609
EXPENSES:
Lease operating expenses	26,839		14,998	10,678
Severance taxes and marketing	7,854		5,341	2,347
Exploration and abandonments	78,221		2,605	942
Gas transportation, gathering and processing	8,028		373	214
Oil field services	10,037		6,759	1,272
Impairment of Proved Oil and Gas Properties	3,772		0	306
Depletion, depreciation, amortization and accretion	59,730		23,246	8,189
Loss on sale of assets	628		361	0
General and administrative	53,454		54,360	24,773
Total expenses	248,563		108,043	48,721
OPERATING LOSS	(108,207)	[1]	(41,588)	(20,112)
OTHER INCOME (EXPENSE):
Interest income	199		10	61
Interest expense	(51,616)		(11,752)	(3,584)
Gain (loss) on derivative contracts, net	22,239		(6,346)	814
Other	(1,583)		0	9
Total other expense	(30,761)		(18,088)	(2,700)
Loss from continuing operations before income tax	(138,968)		(59,676)	(22,812)
Income tax benefit	19,312		2,862	3,199
Loss from continuing operations	(119,656)		(56,814)	(19,613)
Income from discontinued operations, net of tax	(19,474)		(19,598)	1,613
Gain (loss) on sale of discontinued operations, net of tax	2,409		0	4,329
Net income (loss)	(136,721)		(76,412)	(13,671)
Net loss (income) attributable to non-controlling interest	4,013		(249)	(129)
Net loss attributable to Magnum Hunter Resources Corporation	(132,708)		(76,661)	(13,800)
Dividends on preferred stock	(34,706)		(14,007)	(2,467)
Net loss attributable to common shareholders	(167,414)		(90,668)	(16,267)
Weighted average number of common shares outstanding, basic and diluted	155,743,418		113,154,270	63,921,525
Loss from continuing operations per share, basic and diluted	$ (0.96)		$ (0.63)	$ (0.34)
Income from discontinued operations per share, basic and diluted	$ (0.11)		$ (0.17)	$ 0.09
Net loss per common share, basic and diluted	$ (1.07)		$ (0.80)	$ (0.25)
Loss from continuing operations	(115,643)		(57,063)	(19,742)
Income from discontinued operations, net of tax	$ (17,065)		$ (19,598)	$ 5,942

[1]	The quarter-ended December 31, 2012, loss from operations was primarily driven by exploration and abandonment expense. Management reviews leasehold acreage on a quarterly basis. During the quarter-ended December 31, 2012 management determined a significant portion of the non-core Williston Basin acreage would not be utilized as the Company planned to focus on assets that will provide a higher rate of return in 2013.